Intangible Assets, Net - Schedule of Intangible Assets (Parenthetical) (Details) ¥ in Millions			1 Months Ended
	Dec. 16, 2016 USD ($)	Dec. 16, 2016 CNY (¥)	Apr. 30, 2017 USD ($)	Apr. 30, 2017 CNY (¥)
Hangzhou Duoduo Supply Chain Management Co., Limited
Finite Lived Intangible Assets [Line Items]
Acquisition of equity interest, cash consideration			$ 295,790	¥ 1.9
Shanghai Jieshi Technology Co.,Limited
Finite Lived Intangible Assets [Line Items]
Acquisition of equity interest, cash consideration	$ 100,908	¥ 0.7
Acquisition of equity interest, percentage	70.00%	70.00%